Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	60 Months Ended	84 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000200823_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000200823_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000200823_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.62%
C000234193_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234193_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000019124_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019124_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019124_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000171438_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000171438_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000171438_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000235214_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000235214_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.16%
C000234194_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234194_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000171439_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000171439_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000171439_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000171437_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000171437_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000171437_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000171440_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000171440_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000171440_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.13%
C000019120_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019120_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019120_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000234192_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234192_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000201533_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000201533_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000201533_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.85%
C000234190_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234190_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000048836_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000048836_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000048836_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019121_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019121_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019121_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000234191_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234191_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000234189_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000234189_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.55%)
C000221556_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000221556_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.66%)
C000221555_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000221555_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.66%)
C000019128_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019128_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019128_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000205020_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000205020_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000205020_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000019123_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019123_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019123_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000019125_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000019125_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000019125_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.64%
C000205019_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000205019_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.04%)
C000205019_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000200823_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Conservative Income Bond Fund
C000200823_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,000
C000200823_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 10,066
C000200823_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 10,348
C000200823_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 10,565
C000200823_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 10,614
C000200823_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,637
C000200823_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,153	$ 11,153	$ 11,153	$ 11,153	$ 11,153	$ 11,153	$ 11,153
C000200823_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 3-6 Month Treasury Bill Index
C000200823_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000200823_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,050
C000200823_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,302
C000200823_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,457
C000200823_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,466
C000200823_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,495
C000200823_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,945	10,945	10,945	$ 10,945	10,945	10,945	10,945
C000200823_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000200823_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000200823_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,054
C000200823_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,077
C000200823_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,794
C000200823_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,784
C000200823_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,427
C000200823_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,303	$ 10,303	$ 10,303	$ 10,303	10,303	10,303	10,303
C000200823_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.11%
C000200823_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.72%
C000200823_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.73%
C000200823_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.55%
C000200823_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.32%
C000200823_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.34%
C000234193_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000234193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,600
C000234193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,887
C000234193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,910	$ 8,910	$ 8,910	8,910	8,910	8,910	8,910
C000234193_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	9,190	9,190	9,190	9,190	$ 9,190
C000234193_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.29%
C000234193_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.64%)
C000234193_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.60%
C000234193_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.06%)
C000019124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000019124_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 9,600
C000019124_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 9,593
C000019124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,189
C000019124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,291
C000019124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,161
C000019124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,187
C000019124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,115
C000019124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,210
C000019124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,756
C000019124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,654
C000019124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,454	11,454	11,454	11,454	11,454	11,454	$ 11,454
C000019124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019124_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019124_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	$ 11,765	$ 11,765	$ 11,765
C000019124_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000019124_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.34%)
C000019124_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.37%
C000019124_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.51%
C000019124_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.47%
C000019124_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.78%
C000171438_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000171438_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,850
C000171438_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,859
C000171438_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,939
C000171438_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,950
C000171438_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,360
C000171438_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,745
C000171438_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,765
C000171438_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,293
C000171438_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,508	10,508	$ 10,508	10,508	$ 10,508	$ 10,508	10,508
C000171438_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171438_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171438_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,001
C000171438_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,091
C000171438_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,107
C000171438_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,573
C000171438_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,961
C000171438_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,004
C000171438_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,566
C000171438_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,731	10,731	10,731	10,731	$ 10,731	10,731	10,731
C000171438_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171438_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171438_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,020
C000171438_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,069
C000171438_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,963
C000171438_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,977
C000171438_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,687
C000171438_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000171438_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,333
C000171438_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,209	$ 10,209	$ 10,209	10,209	$ 10,209	10,209	10,209
C000171438_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.91%
C000171438_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.25%
C000171438_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.39%
C000171438_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.51%
C000171438_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.56%
C000171438_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.58%
C000171438_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000171438_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000171438_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.62%
C000235214_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Sustainable Core Plus Bond Fund
C000235214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,587
C000235214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,551	$ 9,551	$ 9,551	9,551	9,551	9,551	9,551
C000235214_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,703
C000235214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,590	$ 9,590	9,590	9,590	9,590	9,590	9,590
C000235214_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000235214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000235214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,696
C000235214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,581	$ 9,581	9,581	9,581	9,581	9,581	9,581
C000235214_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.31%
C000235214_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.04%
C000235214_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.26%
C000235214_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.19%
C000234194_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000234194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,270
C000234194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,317	$ 9,317	9,317	9,317	9,317	9,317	9,317
C000234194_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	9,190	9,190	$ 9,190	9,190	9,190
C000234194_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.86%
C000234194_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.19%
C000171439_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000171439_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171439_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,001
C000171439_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,003
C000171439_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,917
C000171439_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,250
C000171439_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,530
C000171439_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,469
C000171439_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,928
C000171439_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,050	10,050	10,050	10,050	$ 10,050	10,050	10,050
C000171439_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171439_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171439_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,001
C000171439_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,091
C000171439_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,107
C000171439_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,573
C000171439_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,961
C000171439_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,004
C000171439_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,566
C000171439_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,731	10,731	10,731	10,731	$ 10,731	10,731	10,731
C000171439_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171439_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171439_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,020
C000171439_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,069
C000171439_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,963
C000171439_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,977
C000171439_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,687
C000171439_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000171439_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,333
C000171439_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,209	10,209	$ 10,209	10,209	$ 10,209	10,209	10,209
C000171439_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.50%
C000171439_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.68%
C000171439_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.73%
C000171439_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.50%
C000171439_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.68%
C000171439_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.73%
C000171439_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000171439_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000171439_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.62%
C000171437_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000171437_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,850
C000171437_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,859
C000171437_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,941
C000171437_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,952
C000171437_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,364
C000171437_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,750
C000171437_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,771
C000171437_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,299
C000171437_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,516	10,516	$ 10,516	10,516	$ 10,516	10,516	10,516
C000171437_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171437_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171437_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,001
C000171437_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,091
C000171437_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,107
C000171437_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,573
C000171437_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,961
C000171437_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,004
C000171437_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,566
C000171437_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,731	10,731	10,731	10,731	$ 10,731	10,731	10,731
C000171437_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171437_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171437_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,020
C000171437_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,069
C000171437_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,963
C000171437_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,977
C000171437_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,687
C000171437_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000171437_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,333
C000171437_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,209	10,209	$ 10,209	10,209	$ 10,209	10,209	10,209
C000171437_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.92%
C000171437_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.26%
C000171437_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.40%
C000171437_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.52%
C000171437_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.57%
C000171437_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.59%
C000171437_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000171437_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000171437_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.62%
C000171440_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000171440_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171440_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,011
C000171440_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,109
C000171440_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,136
C000171440_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,570
C000171440_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,980
C000171440_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,017
C000171440_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,550
C000171440_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,791	10,791	$ 10,791	10,791	$ 10,791	10,791	10,791
C000171440_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000171440_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171440_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,001
C000171440_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,091
C000171440_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,107
C000171440_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,573
C000171440_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,961
C000171440_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,004
C000171440_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,566
C000171440_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,731	10,731	10,731	10,731	$ 10,731	10,731	10,731
C000171440_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000171440_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,000
C000171440_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,020
C000171440_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,069
C000171440_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,963
C000171440_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,977
C000171440_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,687
C000171440_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000171440_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,333
C000171440_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,209	10,209	$ 10,209	10,209	$ 10,209	10,209	$ 10,209
C000171440_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.73%
C000171440_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.73%
C000171440_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.75%
C000171440_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000171440_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000171440_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.62%
C000019120_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Investment Grade Bond Fund
C000019120_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019120_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,028
C000019120_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,688
C000019120_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,834
C000019120_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,733
C000019120_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,854
C000019120_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,877
C000019120_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										13,015
C000019120_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,515
C000019120_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,425
C000019120_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,320	12,320	$ 12,320	12,320	12,320	12,320	$ 12,320
C000019120_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019120_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019120_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019120_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019120_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019120_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019120_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019120_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019120_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019120_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019120_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019120_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019120_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.83%
C000019120_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.77%
C000019120_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.11%
C000234192_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000234192_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234192_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,210
C000234192_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,174	$ 9,174	$ 9,174	9,174	9,174	$ 9,174	9,174
C000234192_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234192_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234192_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234192_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	9,190	$ 9,190	9,190	9,190	9,190
C000234192_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.79%
C000234192_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.80%)
C000234192_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.79%
C000234192_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.80%)
C000201533_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Total Bond Fund
C000201533_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201533_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,067
C000201533_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,859
C000201533_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,193
C000201533_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,847
C000201533_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,891
C000201533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,836	11,836	11,836	$ 11,836	11,836	11,836	11,836
C000201533_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000201533_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201533_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,125
C000201533_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,839
C000201533_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,944
C000201533_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,528
C000201533_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,486
C000201533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,317	11,317	11,317	$ 11,317	11,317	11,317	11,317
C000201533_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000201533_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000201533_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,154
C000201533_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,876
C000201533_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,866
C000201533_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,499
C000201533_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,374
C000201533_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,131	$ 11,131	$ 11,131	$ 11,131	11,131	11,131	11,131
C000201533_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.67%
C000201533_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.35%
C000201533_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.92%
C000201533_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.92%
C000201533_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.34%
C000201533_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.14%
C000234190_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000234190_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234190_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,275
C000234190_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,330	$ 9,330	$ 9,330	9,330	9,330	9,330	9,330
C000234190_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234190_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234190_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234190_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	9,190	9,190	9,190	9,190	$ 9,190
C000234190_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.95%
C000234190_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.28%
C000048836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Intermediate Bond Fund
C000048836_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000048836_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,108
C000048836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,566
C000048836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,683
C000048836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,569
C000048836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,434
C000048836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,140
C000048836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,245
C000048836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,196
C000048836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,279
C000048836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,101	12,101	12,101	12,101	12,101	12,101	$ 12,101
C000048836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Intermediate Government/Credit Bond Index
C000048836_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000048836_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,147
C000048836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,561
C000048836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,647
C000048836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,539
C000048836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,395
C000048836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,073
C000048836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,093
C000048836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,101
C000048836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,162
C000048836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,956	11,956	11,956	11,956	11,956	11,956	$ 11,956
C000048836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000048836_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000048836_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000048836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000048836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000048836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000048836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000048836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000048836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000048836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000048836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000048836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000048836_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.29%
C000048836_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.14%
C000048836_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000048836_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.11%
C000048836_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.96%
C000048836_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.80%
C000019121_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000019121_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,600
C000019121_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,596
C000019121_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,196
C000019121_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,302
C000019121_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,173
C000019121_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,201
C000019121_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,131
C000019121_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,239
C000019121_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,781
C000019121_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,679
C000019121_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,480	11,480	$ 11,480	11,480	11,480	$ 11,480	$ 11,480
C000019121_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019121_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019121_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019121_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019121_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019121_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019121_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019121_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019121_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019121_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019121_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019121_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019121_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.20%
C000019121_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.32%)
C000019121_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.39%
C000019121_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.51%
C000019121_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.49%
C000019121_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.80%
C000234191_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000234191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,600
C000234191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,887
C000234191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,910	$ 8,910	$ 8,910	8,910	8,910	$ 8,910	8,910
C000234191_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	9,190	9,190	9,190	9,190	9,190
C000234191_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.29%
C000234191_ClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(1.64%)
C000234191_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.59%
C000234191_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	(0.06%)
C000234189_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Tactical Bond Fund
C000234189_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234189_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,270
C000234189_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,317	$ 9,317	9,317	9,317	9,317	9,317	9,317
C000234189_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234189_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,000
C000234189_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,301
C000234189_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,190	$ 9,190	$ 9,190	9,190	9,190	9,190	9,190
C000234189_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.86%
C000234189_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.19%
C000221556_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Short-Term Bond Fund
C000221556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,054
C000221556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,651
C000221556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,863
C000221556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,515	10,515	$ 10,515	10,515	10,515	10,515	10,515
C000221556_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000221556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,039
C000221556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,639
C000221556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,791
C000221556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,403	10,403	$ 10,403	10,403	10,403	10,403	10,403
C000221556_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000221556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,977
C000221556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									8,828
C000221556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,723
C000221556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,359	9,359	$ 9,359	9,359	9,359	9,359	9,359
C000221556_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.60%
C000221556_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.28%
C000221556_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000221556_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.00%
C000221555_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Low Duration Income Fund
C000221555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,023
C000221555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,985
C000221555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,438
C000221555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	11,064	$ 11,064	11,064	11,064	11,064	11,064
C000221555_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000221555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,011
C000221555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,972
C000221555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,282
C000221555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,835	10,835	$ 10,835	10,835	10,835	10,835	10,835
C000221555_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000221555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,000
C000221555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										9,977
C000221555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									8,828
C000221555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								8,723
C000221555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,359	9,359	$ 9,359	9,359	9,359	9,359	$ 9,359
C000221555_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.00%
C000221555_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.59%
C000221555_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.37%
C000221555_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000019128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Short-Term Bond Fund
C000019128_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019128_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,072
C000019128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,252
C000019128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,358
C000019128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,379
C000019128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,843
C000019128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,256
C000019128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,314
C000019128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,839
C000019128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,089
C000019128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,836	11,836	11,836	11,836	11,836	11,836	$ 11,836
C000019128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000019128_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019128_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,081
C000019128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,232
C000019128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,324
C000019128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,340
C000019128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,818
C000019128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,214
C000019128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,258
C000019128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,810
C000019128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,979
C000019128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,666	11,666	11,666	11,666	11,666	11,666	$ 11,666
C000019128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019128_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019128_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000019128_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.73%
C000019128_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.77%
C000019128_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.70%
C000019128_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000019128_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000019128_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.55%
C000205020_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205020_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205020_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,450
C000205020_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,858
C000205020_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,923
C000205020_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,475
C000205020_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,725
C000205020_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,439	11,439	$ 11,439	$ 11,439	11,439	$ 11,439	11,439
C000205020_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-3 Year Government/Credit Bond Index
C000205020_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205020_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,467
C000205020_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,851
C000205020_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,893
C000205020_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,460
C000205020_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,624
C000205020_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,288	11,288	11,288	$ 11,288	11,288	11,288	11,288
C000205020_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205020_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205020_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,086
C000205020_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,804
C000205020_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,794
C000205020_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,436
C000205020_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,311
C000205020_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	11,064	$ 11,064	$ 11,064	11,064	11,064	$ 11,064
C000205020_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.66%
C000205020_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.82%
C000205020_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.30%
C000205020_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.25%
C000205020_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.52%
C000205020_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.07%
C000019123_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000019123_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019123_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,921
C000019123_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,474
C000019123_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,502
C000019123_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,280
C000019123_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,231
C000019123_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,069
C000019123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,083
C000019123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,564
C000019123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,463
C000019123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,249	11,249	$ 11,249	11,249	11,249	11,249	$ 11,249
C000019123_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019123_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019123_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,156
C000019123_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,761
C000019123_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,814
C000019123_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019123_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019123_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	11,765	11,765	$ 11,765	$ 11,765
C000019123_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.68%
C000019123_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.28%)
C000019123_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000019123_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.68%
C000019123_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.28%)
C000019123_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.18%
C000019125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000019125_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019125_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,023
C000019125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,677
C000019125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,818
C000019125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,712
C000019125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,824
C000019125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,839
C000019125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,972
C000019125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,458
C000019125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,379
C000019125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,263	12,263	$ 12,263	12,263	12,263	$ 12,263	$ 12,263
C000019125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
C000019125_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000019125_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,156
C000019125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,761
C000019125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,814
C000019125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,701
C000019125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,789
C000019125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,553
C000019125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,542
C000019125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,098
C000019125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,965
C000019125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	11,765	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000019125_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.77%
C000019125_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.73%
C000019125_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.06%
C000205019_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205019_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205019_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,097
C000205019_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,064
C000205019_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,218
C000205019_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,809
C000205019_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,750
C000205019_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,601	11,601	$ 11,601	$ 11,601	11,601	$ 11,601	11,601
C000205019_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205019_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,000
C000205019_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,086
C000205019_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 11,804
C000205019_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 11,794
C000205019_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 10,436
C000205019_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,311
C000205019_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	$ 11,064	$ 11,064	$ 11,064	$ 11,064	$ 11,064	$ 11,064
C000205019_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.91%
C000205019_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.89%
C000205019_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.54%